DEBT FACILITIES - Long-term Debt (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt	$ 1,260.9	$ 1,255.4
Less: current portion of long-term debt	35.2	31.2
Less: current portion of long-term debt	17.0	20.7
Long-term debt, net	1,208.7	1,203.5
Recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt	1,174.9	1,192.8
Non-recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt	$ 86.0	$ 62.6